Employee Benefit Plan, Fair Value and NAV (Details - Fair Value Hierarchy) - EBP 001 - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 11,554,903	$ 10,145,026
Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	503,819	529,649
Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	11,051,084	9,615,377
Mutual Fund [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	294,494	319,296
Mutual Fund [Member] | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	294,494	319,296
Common Collective Trust [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	11,049,701	9,612,682
Common Collective Trust [Member] | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	11,049,701	9,612,682
EBP, Other Investment [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	1,383	2,695
EBP, Employer, Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	209,325	210,353
EBP, Employer, Common Stock [Member] | Fair Value, Inputs, Level 1
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	209,325	210,353
Stable value investment funds | Fair Value Measured at Net Asset Value Per Share
EBP, Investment, Fair Value and NAV [Line Items]
Investments, at fair value	$ 1,383	$ 2,695